Changes in Accumulated Other Comprehensive Income, Net of Tax (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Other-than-temporary impairment loss	¥ 12,772